Schedule of Investments (unaudited) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.1%
Chapman University, 3.00%, 04/01/51	$2,100	$1,520,804
University of Southern California, 3.03%, 10/01/39	650	552,744

		2,073,548

Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52	3,311	2,952,523

Health Care Providers & Services — 0.1%
Cottage Health Obligated Group, 2020, 3.30%, 11/01/49	1,839	1,445,401
Providence St Joseph Health Obligated Group
Series 21-A, 2.70%, 10/01/51	2,344	1,552,536
Series A, 3.93%, 10/01/48	1,012	863,441

		3,861,378

Total Corporate Bonds — 0.3% (Cost: $11,606,124)		8,887,449

Municipal Bonds

California — 75.8%

Corporate — 1.3%

California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	35,500	36,064,415

County/City/Special District/School District — 16.1%
Butte-Glenn Community College District, GO
Series C, 4.00%, 08/01/47	6,815	6,815,661
Series A, Election 2016, 5.25%, 08/01/46	10,000	10,916,570
Cambrian School District, GO, 4.00%, 08/01/52	10,000	9,447,320
Carlsbad Unified School District, COP, 4.00%, 10/01/46	2,580	2,519,396
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	10,100	9,981,598
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,042,213
Series B, 3.92%, 09/01/31	3,410	3,206,044
Series B, 3.97%, 09/01/32	1,880	1,763,209
Series B, 4.02%, 09/01/33	2,070	1,938,843
City & County of San Francisco California, COP, Series A, 4.00%, 04/01/42	1,795	1,760,615
City & County of San Francisco California, GO
Series 2020, 4.00%, 06/15/45	2,000	2,023,802
Series A, 4.00%, 06/15/36	5,155	5,205,091
Series B-1, 4.00%, 06/15/39	2,010	2,068,927
Series B-1, 4.00%, 06/15/41	2,265	2,311,641
Series D-1, 4.00%, 06/15/41	1,605	1,638,050
Series D-1, 4.00%, 06/15/43	870	882,376
City & County of San Francisco California, Refunding COP
Series A, 4.00%, 04/01/41	3,000	2,956,296
Series A, 4.00%, 04/01/44	10,000	9,729,870
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	21,098,539
Corona-Norco Unified School District, GO, Series C, Class C, 4.00%, 08/01/49	4,200	3,993,385
El Monte Union High School District, GO, Series B, Class B, 4.00%, 06/01/46	2,825	2,749,533

Security	Par (000)	Value

County/City/Special District/School District (continued)
Gilroy Unified School District, GO, 4.00%, 08/01/46	$7,000	$6,725,768
Hacienda La Puente Unified School District, GO, Series A, Class A, Election 2016, 5.25%, 08/01/42	5,000	5,453,920
Hartnell Community College District, GO, Series A, Class A, 4.00%, 08/01/47	5,165	5,175,728
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	7,855	8,235,645
Los Angeles Community College District, GO
Series K, Election 2008, 4.00%, 08/01/37	4,045	4,145,365
Series K, Election 2008, 4.00%, 08/01/39	20,000	20,366,520
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,158,830
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Class A, 4.00%, 06/01/36	5,425	5,666,044
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	21,182,505
Series A, 4.00%, 06/01/39	12,770	13,133,038
Marin Healthcare District, GO, Series A, Election 2013, 5.00%, 08/01/41	10,000	10,720,190
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	7,915,018
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	9,425	9,417,196
North Orange County Community College District, GO, Series B, GO, 4.00%, 08/01/44	3,575	3,585,096
Orange County Local Transportation Authority Sales Tax Revenue, RB, 5.00%, 02/15/39	2,000	2,219,552
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	5,531,875
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	4,395	4,765,942
Salinas Union High School District, GO, Series A, 4.00%, 08/01/47	5,000	4,842,230
San Bernardino County Transportation Authority, Refunding RB
Series A, 4.00%, 03/01/38	3,240	3,340,343
Series A, 4.00%, 03/01/39	3,250	3,339,209
Series A, 4.00%, 03/01/40	1,255	1,285,007
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	4,507,867
San Diego County Regional Transportation Commission, RB, Series B, Subordinate, 5.00%, 04/01/45	3,440	3,856,990
San Diego County Regional Transportation Commission, Refunding RB, Series A, 4.00%, 04/01/48	3,775	3,769,640
San Diego Unified School District, GO
Series I, 4.00%, 07/01/47	400	389,782
Series L-2, 4.00%, 07/01/39	2,000	2,028,512
Series M-2, 4.00%, 07/01/50	3,700	3,570,082
Series N-2, 4.00%, 07/01/46	15,000	14,832,480
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, RB, Series A, 4.00%, 07/01/39	1,730	1,759,692

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, 5.00%, 08/01/47	$21,675	$23,367,709
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,068,468
Series D, 3.25%, 08/01/29	1,000	921,295
Series D, 3.38%, 08/01/30	1,250	1,144,955
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC-CR), 5.75%, 08/01/37	5,000	5,392,110
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 5.00%, 03/01/41	17,955	19,462,897
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	8,148,957
San Jose Unified School District, GO, CAB
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	25,000	19,216,925
Series E, GO, 4.00%, 08/01/42	5,000	5,035,810
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	30,000	32,788,770
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/35	4,000	4,085,840
Santa Clara Unified School District, GO, Elsction 2014, 4.00%, 07/01/41	5,000	5,010,735
Santa Clarita Community College District, GO, 4.00%, 08/01/42	1,400	1,397,249
Santa Cruz City Elementary School District, GO
Series C, 2.00%, 08/01/34	1,770	1,485,405
Series C, 2.00%, 08/01/36	695	550,625
Santa Cruz City High School District, GO
Series C, 2.00%, 08/01/35	450	367,580
Series C, 2.00%, 08/01/36	1,755	1,388,470
Series C, 2.00%, 08/01/37	2,870	2,206,290
Series C, 2.00%, 08/01/38	2,955	2,225,617
Series C, 2.13%, 08/01/39	3,070	2,309,988
South Orange County Public Financing Authority, RB
5.00%, 06/01/43	1,790	1,996,323
5.00%, 06/01/47	13,300	14,681,631
South San Francisco Public Facilities Financing Authority, RB, Class A, 5.25%, 06/01/46	750	830,786
Southwestern Community College District GO, Series A, 4.00%, 08/01/47	7,940	7,719,943

		450,773,423

Education — 5.8%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	905,519
Series A, 3.56%, 04/01/31	2,000	1,803,910
California Infrastructure & Economic Development Bank, RB(c)
Series A, 4.13%, 01/01/35	1,010	956,060
Series A, 5.00%, 01/01/55	2,300	2,147,434
Series A-2, 5.00%, 01/01/24	435	434,606
California Infrastructure & Economic Development Bank, RB, CAB(b)
0.00%, 01/01/35	2,620	1,229,977
0.00%, 01/01/60	37,500	2,223,187
Class B, Class B, 0.00%, 01/01/61(c)	17,885	1,138,541
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.84%, 10/01/31	1,100	893,527

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, RB
5.00%, 06/15/41(c)	$925	$891,209
6.00%, 07/01/44	500	507,169
5.00%, 06/15/51(c)	1,385	1,270,592
Series A, 5.50%, 08/01/34(c)	265	266,790
California Municipal Finance Authority, Refunding RB(c)
5.00%, 08/01/39	1,785	1,786,521
5.00%, 08/01/48	2,140	2,030,539
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(c)	265	260,238
California School Finance Authority, RB(c)
5.00%, 06/01/40	1,420	1,414,310
5.00%, 06/01/50	2,240	2,153,903
5.00%, 06/01/59	3,565	3,349,845
Series A, 5.00%, 06/01/33	525	531,804
Series A, 5.00%, 06/01/43	525	515,794
Series A, 5.00%, 06/01/49	7,105	6,927,816
Series A, 6.00%, 07/01/51	1,500	1,540,218
Series A, 5.00%, 06/01/55	1,000	949,048
Series A, 5.00%, 06/01/58	3,355	3,165,382
Series A, 6.00%, 06/01/59	8,925	8,853,118
Series B, 6.00%, 06/01/31	735	665,296
California State University, RB, Series C, Class C, 4.00%, 11/01/45	6,825	6,701,331
California State University, Refunding RB
Series B, Class B, 1.85%, 11/01/31	6,750	5,451,752
Series B, Class B, 2.53%, 11/01/33	2,580	2,147,349
Series D, Class D, 1.69%, 11/01/29	5,000	4,193,115
California Statewide Communities Development Authority, Refunding RB(c)
Series A, Class A, 5.00%, 06/01/36	2,900	2,943,796
Series A, Class A, 5.00%, 06/01/46	4,100	4,038,627
Hastings Campus Housing Finance Authority, RB, Series A, Class A, 5.00%, 07/01/61(c)	7,640	7,394,191
University of California, RB, Series AV, 5.25%, 05/15/42	12,305	13,379,485
University of California, RB, BAB, 6.30%, 05/15/50	3,790	4,160,601
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	41,245	40,178,858
Series Q, 4.00%, 05/15/39	10,555	10,810,030
Series Q, 4.00%, 05/15/41	12,000	12,167,448

		162,378,936

Health — 6.5%
California Health Facilities Financing Authority, Refunding RB
4.00%, 05/15/46	5,000	5,009,405
4.00%, 05/15/51	4,950	4,664,499
Series A, 4.00%, 04/01/36	4,870	4,868,300
Series A, 5.00%, 11/15/38	13,040	13,863,450
Series A, 4.00%, 11/15/40	1,620	1,590,192
Series A, 5.00%, 08/15/41	1,145	1,256,248
Series A, 4.00%, 08/15/48	60,000	58,206,360
Series A, 4.00%, 08/15/50	30,075	28,321,176
Series A-2, 4.00%, 11/01/44	26,630	25,278,261
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	980	996,326
Series A, 5.00%, 11/01/49	1,105	1,096,063
California Public Finance Authority, RB 2.88%, 05/15/27(c)	1,005	962,519

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Public Finance Authority, RB (continued)
Series A, 4.00%, 07/15/38	$1,000	$1,015,464
Series A, 4.00%, 07/15/39	1,500	1,513,919
Series A, 4.00%, 07/15/40	1,405	1,415,540
Series A, 4.00%, 07/15/41	3,705	3,713,451
Series A, 5.00%, 07/15/46	5,250	5,801,507
Series A, 4.00%, 07/15/51	5,000	4,819,335
California Public Finance Authority, Refunding RB, Series A, 4.00%, 08/01/47	5,050	4,849,414
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,413,550
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,371,985

		180,026,964

Housing — 4.5%
California Community Housing Agency, RB, M/F Housing(c)
4.00%, 08/01/46	3,200	2,631,885
Series A, 5.00%, 04/01/49	2,630	2,298,980
Series A-1, 4.00%, 08/01/50	1,605	1,194,300
Series A-1, 3.00%, 02/01/57	8,330	5,802,174
Series A-2, 4.00%, 02/01/50	1,535	1,223,354
Series A-2, 4.00%, 08/01/51	12,920	9,228,032
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	8,899	8,043,465
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	19,780	19,903,477
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	21,506	17,848,905
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(c)	1,430	1,018,037
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	7,005	4,953,397
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	2,740	2,171,324
CMFA Special Finance Agency, RB, M/F Housing(c)
Series A, 4.00%, 12/01/45	3,965	3,215,865
Series A-1, 3.00%, 12/01/56	675	482,751
Series A-2, 4.00%, 08/01/45	5,065	4,102,609
CSCDA Community Improvement Authority, RB, M/F Housing(c)
2.65%, 12/01/46	4,750	3,654,526
3.13%, 07/01/56	5,620	3,852,999
4.00%, 07/01/56	4,775	3,750,094
4.00%, 12/01/56	1,095	868,011
4.00%, 03/01/57	500	393,127
3.25%, 04/01/57	5,075	3,757,545
3.25%, 05/01/57	4,730	3,427,732
4.00%, 06/01/57	535	413,308
4.00%, 07/01/58	2,150	1,547,546
Series A, 5.00%, 07/01/51	1,375	1,292,822
Series A, 3.00%, 09/01/56	2,045	1,518,629
Series A2, 3.25%, 07/01/56	3,395	2,429,160
Series B, 4.00%, 02/01/57	1,450	1,107,578
Series B, 4.00%, 07/01/58	2,450	1,770,718
Series B, 4.00%, 12/01/59	2,925	2,076,229
Senior Lien, 3.00%, 06/01/47	3,625	2,782,601

Security	Par (000)	Value

Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(c) (continued)
Senior Lien, 3.13%, 06/01/57	$3,850	$2,662,972
Series B, Sub Lien, 4.00%, 12/01/59	4,580	3,287,469

		124,711,621

State — 6.3%
California State Public Works Board, RB 4.00%, 11/01/46	15,305	14,895,974
Series B, 4.00%, 05/01/40	9,775	9,811,656
Series B, 4.00%, 05/01/46	21,565	21,136,697
Series C, 5.00%, 11/01/38	5,000	5,482,855
Series C, 5.00%, 11/01/44	24,985	27,170,763
Series D, 4.00%, 11/01/41	3,110	3,112,245
Series D, Class D, 4.00%, 05/01/42	5,000	4,995,720
Series D, Class D, 4.00%, 05/01/44	2,280	2,278,543
Series D, Class D, 4.00%, 05/01/45	6,570	6,566,426
Series D, Class D, 4.00%, 05/01/46	7,840	7,836,582
California State University, Refunding RB, Series B, Class B, 1.67%, 11/01/29	9,000	7,536,834
California Statewide Communities Development Authority, SAB
Series A, Class A, 5.00%, 09/02/39	1,375	1,470,641
Series A, Class A, 5.00%, 09/02/44	675	711,221
Series A, Class A, 5.00%, 09/02/48	675	707,313
El Dorado Irrigation District, Refunding RB, Series C, Class C, 2.06%, 03/01/29	3,500	3,120,411
Sacramento Area Flood Control Agency, SAB, 4.00%, 10/01/43	8,245	8,189,148
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/23	465	447,734
Series D, 0.00%, 08/01/31	3,000	1,956,564
State of California, GO
4.00%, 03/01/46	3,500	3,435,180
4.00%, 03/01/50	5,250	5,105,047
State of California, Refunding GO
4.00%, 11/01/36	5,000	5,144,610
4.00%, 10/01/37	2,680	2,725,228
4.00%, 10/01/39	1,210	1,202,882
4.00%, 04/01/49	32,845	32,194,669

		177,234,943

Tobacco — 1.7%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	1,070	1,107,150
Series A, 5.00%, 06/01/47	2,595	2,535,302
Series A, 4.00%, 06/01/49	1,540	1,413,997
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	7,620	1,358,570
California Statewide Financing Authority, RB, 0.00%, 06/01/55(b)(c)	12,700	779,882
California Statewide Financing Authority, RB, CAB, Series D, 0.00%, 06/01/55(b)(c)	20,750	1,288,824
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	5,175	4,417,463
Series A-1, Class A1, 3.49%, 06/01/36	5,000	4,117,600

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued)
Subordinate, 3.85%, 06/01/50	$6,020	$5,299,298
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Class B-2, Subordinate, 0.00%, 06/01/66(b)	40,005	4,680,105
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(b)	34,680	2,211,405
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	4,220	3,674,088
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	14,360	14,624,107

		47,507,791

Transportation — 14.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	1,000	1,050,707
City of Long Beach California Harbor Revenue, RB, Series A, 5.00%, 05/15/49	7,500	8,211,968
City of Los Angeles Department of Airports, ARB AMT, 4.00%, 05/15/47	3,300	3,110,682
Series A, AMT, 4.00%, 05/15/40	15,545	15,233,012
Series A, AMT, 5.00%, 05/15/40	6,615	6,853,140
Series A, AMT, 4.00%, 05/15/41	10,000	9,758,950
Series A, AMT, 4.00%, 05/15/42	14,970	14,466,619
Series A, AMT, 5.00%, 05/15/42	23,725	24,625,198
Series B, AMT, 5.00%, 05/15/41	18,710	19,377,535
Series C, AMT, 5.00%, 05/15/45	20,000	21,332,900
Series D, AMT, 5.00%, 05/15/41	8,825	9,126,850
City of Los Angeles Department of Airports, Refunding ARB
Series A, 5.00%, 05/15/39	11,385	12,518,752
Series A, AMT, 5.00%, 05/15/46	14,800	15,605,845
CSCDA Community Improvement Authority, RB, M/F Housing, Senior Lien, 3.25%, 05/01/57(c)	2,265	1,698,365
Port of Los Angeles, Refunding RB, Series C, 4.00%, 08/01/39	3,355	3,417,118
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/46	25,710	26,932,485
San Diego County Regional Airport Authority, RB
Series A, Subordinate, 4.00%, 07/01/46	9,440	8,708,551
Series A, Subordinate, 5.00%, 07/01/46	19,560	20,908,779
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, AMT, 5.00%, 05/01/48	10,145	10,473,485
Series A, AMT, 5.00%, 05/01/40	8,875	8,950,091
Series A, AMT, 5.00%, 05/01/42	31,420	32,387,862
Series A, AMT, 5.25%, 05/01/42	40,370	42,219,108
Series A, AMT, 5.00%, 05/01/44	10,125	10,275,437
Series B, AMT, 5.00%, 05/01/41	29,960	30,703,218
Series D, AMT, 5.00%, 05/01/43	6,440	6,666,405
Series E, AMT, 5.00%, 05/01/38	9,055	9,547,447
San Francisco Municipal Transportation Agency, RB, Series C, 4.00%, 03/01/46	19,285	18,805,594

		392,966,103

Utilities — 19.5%
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	1,000	836,596

Security	Par (000)	Value

Utilities (continued)
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	$20,000	$21,706,720
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/43	10,000	10,807,580
Series A, Subordinate, 5.00%, 06/01/47	12,020	13,352,285
Series A, Subordinate, 4.00%, 06/01/52	10,000	9,560,150
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,944,257
City of San Francisco CA Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	11,865	11,422,186
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB 4.00%, 11/01/39	5,000	5,036,650
Series A, 4.00%, 11/01/50	7,725	7,622,922
Contra Costa Water District, Refunding RB, Series W, Class D, 4.00%, 10/01/46	14,440	14,614,767
East Bay Municipal Utility District Water System Revenue, RB, Series A, Class A, 4.00%, 06/01/45	4,885	4,921,525
Eastern Municipal Water District Financing Authority, RB, Series D, Class D, 5.25%, 07/01/42	18,500	20,440,002
Eastern Municipal Water District Financing Authority, Refunding RB, Series A, Class A, 4.00%, 07/01/38	2,150	2,223,145
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, Refunding RB, 4.00%, 10/01/42	5,000	4,945,710
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	53,760	57,273,370
Series A, 5.25%, 07/01/44	10,650	11,526,112
Series A, 5.00%, 07/01/50	2,500	2,737,545
Series B, 5.00%, 07/01/47	15,730	17,502,834
Series B, 4.00%, 07/01/49	15,000	14,821,050
Series B, 5.00%, 07/01/49	1,845	2,030,638
Series C, 5.00%, 07/01/47	5,000	5,590,935
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/39	3,620	3,962,260
Mesa Water District, COP, 5.00%, 03/15/50	4,875	5,298,954
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/25	16,105	17,286,141
Metropolitan Water District of Southern California, Refunding RB
5.00%, 01/01/38	7,000	7,766,423
Series A, 5.00%, 10/01/49	4,420	4,828,112
Series C, 5.00%, 07/01/39	21,650	24,604,770
Northern California Power Agency, RB, BAB, Series A, 7.31%, 06/01/40	2,150	2,534,336
Rancho Water District Financing Authority, Refunding RB
Series A, 4.00%, 08/01/39	4,475	4,541,149
Series A, Refunding RB, 4.00%, 08/01/38	4,500	4,589,973
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	10,015	11,061,067
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	22,390	25,050,514
Series G, 5.00%, 08/15/41	20,000	22,009,040

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/40	$7,700	$7,779,587
Series H, 4.00%, 08/15/45	1,000	981,537
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	5,443,695
Series A, 4.00%, 08/01/36	500	520,369
Series A, 4.00%, 08/01/37	1,000	1,032,507
Series A, 5.00%, 05/15/38	13,595	14,745,980
Series A, 4.00%, 08/01/38	1,000	1,027,530
Series A, 4.00%, 08/01/39	1,250	1,274,213
Series A, 4.00%, 08/01/40	1,915	1,947,208
Series A, 4.00%, 08/01/45	14,630	14,250,615
Series B, 5.00%, 08/01/38	16,460	17,879,988
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB
Series A, 4.00%, 11/01/41	2,515	2,532,836
Series A, 4.00%, 11/01/43	2,390	2,384,744
Series B, 4.00%, 11/01/46	4,160	4,068,921
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	27,880	26,529,549
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 5.00%, 10/01/46	4,000	4,420,036
Series B, 4.00%, 10/01/42	17,010	17,020,274
Series B, 5.00%, 10/01/43	2,965	3,305,717
Series B, 5.00%, 10/01/44	2,515	2,793,672
Series B, 5.00%, 10/01/48	4,290	4,725,714
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	3,000	2,961,141
State of California Department of Water Resources, Refunding RB
Series AW, 4.00%, 12/01/34	24,000	24,929,376
Series BC, 1.32%, 12/01/28	4,000	3,402,124

		545,407,051

Total Municipal Bonds in California		2,117,071,247

Illinois — 0.3%

County/City/Special District/School District — 0.3%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	6,925	7,135,908

Puerto Rico — 7.9%

State — 4.5%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(a)	19,364	9,981,546
0.00%, 11/01/51(a)	25,882	11,781,007
Series A1, Restructured, 5.63%, 07/01/29	5,196	5,628,181
Series A1, Restructured, 5.75%, 07/01/31	2,021	2,208,593
Series A1, Restructured, 4.00%, 07/01/33	1,917	1,802,684
Series A1, Restructured, 4.00%, 07/01/35	1,723	1,569,210
Series A1, Restructured, 4.00%, 07/01/37	1,479	1,323,165
Series A1, Restructured, 4.00%, 07/01/41	2,010	1,798,237
Series A1, Restructured, 4.00%, 07/01/46	2,091	1,750,320
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	2,467	1,401,025

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	$1,161	$379,778
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	380	354,373
Series A-1, Restructured, 4.75%, 07/01/53	38,748	36,249,916
Series A-1, Restructured, 5.00%, 07/01/58	16,743	16,221,656
Series A-2, Restructured, 4.54%, 07/01/53	114	103,235
Series A-2, Restructured, 4.78%, 07/01/58	15,623	14,570,635
Series A-2, Restructured, 4.33%, 07/01/40	10,624	10,089,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	863,555
Series A-1, Restructured, 0.00%, 07/01/31	1,330	936,230
Series A-1, Restructured, 0.00%, 07/01/33	1,909	1,208,332
Series A-1, Restructured, 0.00%, 07/01/46	17,313	4,937,269
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,649,369

		126,807,833

Tobacco — 0.4%
Children’s Trust Fund, RB, Series A, Class A, 0.00%, 05/15/57(b)	150,000	9,976,650

Utilities — 3.0%
Puerto Rico Electric Power Authority, RB
7.50%, 07/01/20	1,638	1,384,929
3rd Series, 5.40%, 01/01/23(d)(e)	593	501,764
Series A, 6.75%, 07/01/36(d)(e)	7,630	6,351,975
Series A-3, 10.00%, 07/01/19(d)(e)	2,137	2,093,782
Series B-3, 10.00%, 07/01/19(d)(e)	2,137	2,093,782
Series C-1, 5.40%, 01/01/18(d)(e)	5,870	4,963,041
Series C-2, 5.40%, 07/01/18(d)(e)	5,871	4,963,844
Series C-4, 5.40%, 07/01/20(d)(e)	593	501,764
Series CCC, 5.25%, 07/01/26(d)(e)	1,680	1,336,344
Series CCC, 5.25%, 07/01/28(d)(e)	955	759,648
Series WW, 5.50%, 07/01/17(d)(e)	1,315	1,046,007
Series WW, 5.50%, 07/01/19(d)(e)	935	743,739
Series WW, 5.38%, 07/01/24(d)(e)	875	696,013
Series WW, 5.25%, 07/01/33(d)(e)	885	703,967
Series WW, 5.50%, 07/01/49(d)(e)	1,155	918,737
Series XX, 5.25%, 07/01/35(d)(e)	400	318,177
Series XX, 5.75%, 07/01/36(d)(e)	555	441,471
Series A, RB, 5.00%, 07/01/29(d)(e)	4,130	3,285,180
Series A, RB, 7.00%, 07/01/33(d)(e)	2,230	1,856,475
Series A, RB, 5.00%, 07/01/42(d)(e)	8,830	7,023,762
Series A, RB, 7.00%, 07/01/43(d)(e)	955	795,037
Series TT, RB, 5.00%, 07/01/25(d)(e)	480	381,813
Series TT, RB, 5.00%, 07/01/26(d)(e)	1,285	1,022,144
Series WW, RB, 5.50%, 07/01/38(d)(e)	1,170	930,668
Series XX, RB, 5.25%, 07/01/27(d)(e)	645	513,061
Series XX, RB, 5.25%, 07/01/40(d)(e)	11,490	9,139,640
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	2,150	1,710,202
Series AAA, 5.25%, 07/01/27	6,540	5,202,197
Series AAA, 5.25%, 07/01/28(d)(e)	4,690	3,730,628
Series BBB, 5.40%, 07/01/28	2,805	2,231,218
Series UU, 0.00%, 07/01/18(a)(d)(e)	355	266,250
Series UU, 1.00%, 07/01/31(a)(d)(e)	3,765	2,823,750

5

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 1.00%, 07/01/49(a)(d)(e)	$3,570	$2,677,500
Series ZZ, 5.00%, 07/01/17(d)(e)	925	735,785
Series ZZ, 5.25%, 07/01/19	2,945	2,342,580
Series ZZ, 5.25%, 07/01/24(d)(e)	1,990	1,582,931
Series ZZ, 5.00%, 07/01/28(d)(e)	990	787,488
Series AAA, Refunding RB, 5.25%, 07/01/29(d)(e)	530	421,585
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	4,060	3,229,498

		82,508,376

Total Municipal Bonds in Puerto Rico		219,292,859

Total Municipal Bonds — 84.0% (Cost: $2,488,705,119)		2,343,500,014

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 18.3%

County/City/Special District/School District — 3.9%
Grossmont-Cuyamaca Community College District, GO, Series B, 5.00%, 08/01/44	29,715	31,978,151
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	20,237,814
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	25,935	28,414,172
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/51	26,620	29,671,823

		110,301,960

Education — 3.8%
California State University, Refunding RB, Series A, Class A, 5.00%, 11/01/43	35,250	38,268,140
University of California, RB, Series M, 5.00%, 05/15/42	20,000	21,422,210
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	45,190,604

		104,880,954

Health — 0.6%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,370	16,915,584

State — 0.7%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	19,671,179

Utilities — 9.3%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/34	11,635	12,675,677
East Bay Municipal Utility District Water System Revenue, RB, Series A, Class A, 5.00%, 06/01/42	27,045	29,487,891
Eastern Municipal Water District Financing Authority, RB, Series D, Class D, 5.00%, 07/01/47	36,105	38,856,253
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	38,819,155

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/51	$29,545	$32,145,273
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	23,620	25,921,072
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	33,820	36,985,163
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 5.00%, 10/01/43	41,405	44,504,234

		259,394,718

Total Municipal Bonds in California		511,164,395

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.3% (Cost: $527,991,393)		511,164,395

Total Long-Term Investments — 102.6% (Cost: $3,028,302,636)		2,863,551,858

Short-Term Securities

Commercial Paper — 0.8%
San Diego Public Facilities Financing Authority Water Revenue, 0.30%, 09/08/22	22,972	22,964,495

	Shares

Money Market Funds — 3.9%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.17%(g)(h)	108,165,589	108,079,056

Total Short-Term Securities — 4.7% (Cost: $131,063,304)		131,043,551

Total Investments — 107.3% (Cost: $3,159,365,940)		2,994,595,409

Other Assets Less Liabilities — 1.2%		32,715,434
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.5)%		(235,888,496)

Net Assets — 100.0%		$2,791,422,347

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$124,791,461	$—	$(16,682,412)	(a)	$(12,646)	$(17,347)	$108,079,056	108,165,589	$202,730	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,236	12/20/22	$260,739	$2,026,263
U.S. Long Bond	1,612	12/20/22	218,426	760,077
5-Year U.S. Treasury Note	1,208	12/30/22	133,692	638,753

				$3,425,093

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$8,887,449	$—	$8,887,449
Municipal Bonds	—	2,343,500,014	—	2,343,500,014
Municipal Bonds Transferred to Tender Option Bond Trusts	—	511,164,395	—	511,164,395

7

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Commercial Paper	$—	$22,964,495	$—	$22,964,495
Money Market Funds	108,079,056	—	—	108,079,056

	$108,079,056	$2,886,516,353	$—	$2,994,595,409

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,425,093	$—	$—	$3,425,093

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $235,314,945 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8